Warrants (Tables)	6 Months Ended
Jun. 30, 2026
Warrants [Abstract]
Schedule of Public Warrant Activity

Detail related to Public Warrant activity for the six months ended June 30, 2026, was as follows:

Public Warrants	Number of Warrants	Weighted Average Exercise Price ($)
Balances as of December 31, 2025	12,524,392	$230.0
Exercised	-	230.0
Balances as of June 30, 2026 (Unaudited)	12,524,392	$230.0